ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 11,039	$ 11,401
Insurance proceeds receivable	4,057	0
Other receivables	1,418	1,822
Total trade and other current receivables	$ 16,514	$ 13,223